Commitments - Disclosure of detailed information about acquisition of royalties and streams (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Aquila Resources Inc [Member] | Back Forty Project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 2.5
Triggering events	Completion of an equity financing for proceeds of no less than US$6.0 million.	Completion of an equity financing for proceeds of no less than US$6.0 million.
Aquila Resources Inc [Member] | Back Forty Project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 5.0
Triggering events	Receipt of all material permits for the construction and operation of the project.	Receipt of all material permits for the construction and operation of the project.
Aquila Resources Inc [Member] | Back Forty Project [Member] | Third Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 25.0
Triggering events	Pro rata to drawdowns on debt finance facility.	Pro rata to drawdowns on debt finance facility.
Falco Resources Ltd [Member] | Horne 5 project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 20
Triggering events	Receipt of all necessary material third-party approvals, licenses, rights of way and surface rights on the property.	Receipt of all necessary material third-party approvals, licenses, rights of way and surface rights on the property.
Falco Resources Ltd [Member] | Horne 5 project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 35
Triggering events	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
Falco Resources Ltd [Member] | Horne 5 project [Member] | Third Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 60
Triggering events	Upon total projected capital expenditure having been demonstrated to be financed.	Upon total projected capital expenditure having been demonstrated to be financed.
Falco Resources Ltd [Member] | Horne 5 project [Member] | Four Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 40
Triggering events	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).